UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

Name of Registrant: MH Elite Portfolio of Funds, Inc.

Address of Registrant: 220 Russell Avenue
                       Rahway, NJ 07065

Name and address of agent for service: Harvey Merson
                                            or
                                       Jeff Holcombe
                                       220 Russell Avenue
                                       Rahway, NJ 07065

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2009 - June 30, 2009

Item 1: Reports to Shareholders




                     MH Elite Portfolio of Funds, Inc.
                           220 Russell Avenue
                        Rahway, New Jersey 07065
                            1-800-318-7969
                           www.mhelite.com


Dear Fellow Shareholder:

We are pleased to present our combined 2009 semi annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds and
MH Elite Select Portfolio of Funds.

What a difference a quarter makes.

As if 2008 wasn't bad enough, stocks continued to slide another 25% in the first quarter of 2009 before rallying on speculation that the economy may climb out of the recession by the end of the year. While March was the S&P 500's best monthly performance in over 6 years, it wasn't enough to keep the index from recording its sixth consecutive down quarter. Global uncertainties continued throughout the first quarter as well, with international equities faring no better, losing more than 12%. As the first quarter came to a close there seemed to be more questions about the economic outlook than answers.

How would consumers react? Will the government's spending bailout the economy or will the rising debt bury us in taxes and inflation? With foreclosures and unemployment still on the rise and expected to continue rising into 2010, can we really believe and trust that the economy is actually beginning to recover? While it is not uncommon for stocks to recover before the economy, we cannot rule out the possibility that the sudden turnaround in March was nothing more than a bear market rally. In November 2008, the stock market rallied off the lows with gains of 20% by year end before plummeting again by 25% to a new low on March 9th.

In the second quarter, the markets continued their impressive run up in prices (April was Wall Street's best month in 9 years) well into June before taking a breather. It was the best quarterly performance in ten and a half years. It appeared less can be more. With less bad economic news to ponder and distract us, there were more opportunities created for investors willing to take on the risk. From the market low on March 9th through the end of the second quarter, the S&P 500 index was up 36.9% and the Russell 2000 Small Cap Index was up 48.9%. Year to date the stock market has turned positive with gains of 3.2% for the S&P 500 index and 2.6% for the Russell 2000 index. If all good things come to an end, this rally should be no exception. It is unrealistic to think this rally can continue at its current pace. Consumer confidence (consumer spending accounts for more than two thirds of the U.S. economic activity) is shaky at best. Consumers are more likely to be hopeful than confident the economy will continue to recover. Higher unemployment, higher commodity rices and an eventual rise in interest rates could hamper consumer spending and perhaps stall the recovery.

The markets don not go down forever, the bears follow the bulls and the bulls follow the bears. Here are two market statistics that reflect on past market behavior. (Source BTN Research)

     - The average gain for the S&P 500 in the one year following the low close for the eight bear markets that occurred in the last 50 years was 36.5%.

     - The S&P 500 has gained an average of 13.1% per year for the 10 year period that started on January 1st of the year following the beginning date of each of the last 5 recessions. The current recession began in December 2007.

We are pleased to report that all our Funds have outperformed the market for the six month period ending June 30, 2009.

MH Elite Small Cap Fund of Funds was up 7.7% versus a 2.6% gain for the Russell 2000 index of small cap stocks. For the period from the market low on March 9th through the end of the second quarter the Fund had gained 48.3%. Schneider Small Cap Value, which had been one of our poorest performers over the last two years, had an outstanding second quarter with a gain of 39.1%. Another standout for the second quarter and year to date was Pacific Advisors Small Cap with gains of 42.4% and 22.6%, respectively. We also received a strong performance from Transamerica Premier Inst. Small Cap Value, with a gain of 18.7% year to date and a gain of 30.5% for the second quarter. Other strong contributors included Royce Micro Cap and Royce Value Plus with gains of 30.6% and 24.1%, respectively for the second quarter and 21.5% and 16.1%, respectively for the 6 month period ending June 30th. Not all funds fared as well; some of our value oriented funds had negative returns for the first 6 months of 2009. Keeley Small Cap Value was down 1.5%, Stratton Small Cap Value was down 4.5% and the ishares Russell 2000 Value Index ETF had a loss of 4.8%.

There were no new positions added to the fund nor did we eliminate any of our holdings. We trimmed our position in Schroder US Opportunities while adding to
T. Rowe Price Small Cap Value, Parnassus Small Cap, Allianz NFJ Small Cap Value and Royce 100.

MH Elite Fund of Funds was up 8.3%, outperforming the S&P 500 index's gain of 3.2% and the Russell 1000 index's gain of 4.3%. Several funds with above average weighting to industrials and the energy sectors performed particularly well in the second quarter to overcome earlier losses. Our best performers for the second quarter were Fidelity Leveraged Co. Stock, +38.1%, Fairholme, +32.7%, Janus Contrarian, +31%, Schneider Value, +27.4%, Columbia Value and Restructuring, +25.6% and Jordon Opportunity, +25.4%. Year to date our leaders were Jordon Opportunity, 22.6%, Fidelity Leveraged Co. Stock, +21.4%, Fairholme, 16.2%, and Hartford Capital Appreciation, +15.8%. Our underperforming positions for the period included Amana Income and Amana Growth, both of which do not invest in financials and lagged considerably in the second quarter. Due to strong relative performance and lack of financials, both funds held up well during the market sell off early in the year. While none of our holdings had negative returns as of June 30th, a number of value funds lagged the overall market, including BlackRock
Equity Dividend, +.9%, BB&T Equity Income, +3.9%, and Wasatch First Source Income Equity, +2.8%. We were also disappointed by the performance from Marsico 21st Century, which was up only 1% year to date but did have a good second quarter and will be watched closely going forward. Fidelity Select Consumer Staples was added to the portfolio in January as a defensive position. There were no other new positions taken nor did we replace any of our other holdings.

MH Elite Select Portfolio of Funds was our best performer for the first six months of 2009 with a gain of 9.1%. Our emerging market funds took off in March and never looked back in the second quarter with impressive returns from T. Rowe Price Latin America, BLDRS Emerging Markets 50 ADR Index, Lazard Emerging Markets Equity and Metzler/Payden European Emerging Markets on year to date gains of 47.6%, 28%, 31.2% and 35.3%, respectively and second quarter returns of 46.2%, 27%, 34.1% and 51.3%, respectively. Other strong contributors to our performance included Janus Overseas, +41.8%, T. Rowe Price Media and Telecommunications, +25.3%, USAA Precious Metals and Minerals, +20.5% and Vanguard Energy, +14.7%. Weakness in the portfolio came from our real estate holding, CGM Realty, -6.7%, our long/short holdings, CGM Focus, -6%, Diamond Hill Long Short, +3% and Direxion Commodity Trends Strategy, -10%. Missing out on the rally in equities and posting modest gains for the period were our asset allocation positions in Ivy Asset Strategy, +6.2%, Oakmark Equity and Income, +3.7% and Permanent Portfolio, +3.4%.

Notable changes to the portfolio included replacing Leuthold Asset Allocation with BlackRock Global Allocation and adding to our emerging market positions in January.

We appreciate the trust all of you have placed in our management and we would like to extend a special welcome to all new shareholders.


                                       Sincerely,



                                        /s/ Harvey Merson
				        Harvey Merson
					President




Past Performance is no guarantee of future results. The Fund's average annual total return assumes reinvestment of all dividends and capital gain distributions. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                       Underlying Fund Diversification
                             June 30, 2009 (Unaudited)

                     Investment Category of Underlying Funds
                           (as a % of Fund assets)

Small Cap Value	            %	Small Cap Blend                 %	Small Cap Growth                     %
----------------------------------------------------------------------------------------------------------------
Paradigm Value	           7.6	Pacific Advisors Small Cap A   9.0	Schroder US Opportunities Inv	    8.3
----------------------------------------------------------------------------------------------------------------
Schneider Small Cap Value  7.3  Keeley Small Cap Value I       8.0	Loomis Sayles Small Cap Growth R    5.6
----------------------------------------------------------------------------------------------------------------
Allianz NFJ Small Cap      6.9	T. Rowe Price Small Cap Value  7.6	Royce Value Plus Svc	            4.9
Value I
----------------------------------------------------------------------------------------------------------------
iShares Russell 2000 	   3.3  Parnassus Small Cap            6.7      Royce 100 Inv	                    4.6
Value Index
----------------------------------------------------------------------------------------------------------------
                                iShares Russell 2000 Index     5.5
                                ------------------------------------
                                Stratton Small Cap Value       5.0
                                ------------------------------------
                                Royce Micro Cap Inv            3.5
                                ------------------------------------
                                Transamerica Premier	       3.5
                                Inst. Small Cap Value
                                ------------------------------------

                    Short-Term Securities and Other Assets - 2.7%



            Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund



                           Value   Blend   Growth
                            29%     36%     35%

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                           Schedule of Investments
                          June 30, 2009 (Unaudited)

      Mutual Funds  (88.5%)                       Shares         Value

        Pacific Advisors Small Cap A	            10,752   $  253,203
        Schroder US Opportunities Inv	            14,303	233,704
        Keeley Small Cap Value I	            14,000	225,960
        Paradigm Value	                             5,919	214,218
        T Rowe Price Small Cap Value 	             8,779	212,726
        Schneider Small Cap Value	            20,643	205,605
        Allianz NFJ Small Cap Value I	             9,663	194,509
        Parnassus Small Cap 	                    12,876	187,996
        Royce 100 Inv	                            24,282	155,891
        Stratton Small Cap Value    	             4,249	138,972
        Royce Value Plus Svc	                    15,000	138,450
        Loomis Sayles Small Cap Growth R	    13,012	127,912
        Transamerica Premier Inst. Small Cap Value   8,777	 99,620
        Royce Micro Cap Inv	                     9,141	 99,176
                                                              ---------

        Total Mutual Funds (Cost $ 3,361,106) 		      2,487,942

      Exchange Traded Funds (8.8%)

        iShares Russell 2000 Index	           3,000	153,240
        iShares Russell 2000 Value Index	   2,000	 93,060
                                                              ---------

        Total Exchange Traded Funds (Cost $ 290,716)            246,300

      Total Mutual Funds and
        Exchange Traded Funds (Cost $3,651,822)               2,734,242

      Short-Term Securities (2.2%)

        TD Ameritrade Money Market (Cost $ 62,055)               62,055
                                                            -----------

      Total Investments in Securities (Cost $ 3,713,877)      2,796,297

      Other Assets - net (0.5%)                                  12,971
                                                            -----------

      Net Assets - (100%)                                   $ 2,809,268
                                                            ===========







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                     Statement of Assets and Liabilities
                          June 30, 2009 (Unaudited)

Assets

Investments in securities at value (Cost $ 3,713,877)       $ 2,796,297
Cash                                                             12,971
                                                            -----------

        Total Assets                                          2,809,268
                                                            -----------
Liabilities

        Total Liabilities                                             -
                                                            -----------

Net Assets                                                  $ 2,809,268
                                                            ===========

        Capital Stock, no par (issued and
            outstanding - 693,471)                          $ 4,041,379
        Accumulated realized losses on investments             (314,531)
        Net unrealized depreciation on investments             (917,580)
                                                            -----------

                Net Assets                                  $ 2,809,268
                                                            ===========

Net asset value per share                                   $      4.05
                                                            ===========











The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                           Statement of Operations
               For The Six Months Ended June 30, 2009 (Unaudited)

Investment Income

        Dividend income from underlying funds                 $         864
        Dividend income from money market funds	                         29
                                                              -------------

                Total investment income                                 893
                                                              -------------
Expenses
        Investment advisory fees (note 2)                            12,388
        Administrative service fees                                   3,097
                                                              -------------
                Total expenses                                       15,485
                                                              -------------

Net investment loss                                                 (14,592)
                                                              -------------
Realized and unrealized gain/(loss) on investments

        Capital gain distributions from underlying funds                 10
        Net realized loss from investments                          (21,404)
        Net change in unrealized appreciation on investments        232,171
                                                              -------------
        Net realized and unrealized gain on investments             210,777
                                                              --------------

Net increase in net assets resulting from operations          $     196,185
                                                              ==============







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                      Statements of Changes in Net Assets
               For The Six Monthd Ended June 30, 2009 (Unaudited) and
                      For The Year Ended December 31, 2008



                                                        2009             2008
                                                  -----------------------------
Increase (decrease) in net assets from operations
     Net investment loss                           $   (14,592)   $    (30,141)
     Capital gain distributions from
       underlying funds                                     10          42,700
     Net realized loss on investments                  (21,404)       (335,828)
     Change in unrealized appreciation
       (depreciation) on investments                   232,171      (1,434,268)
                                                  --------------    -----------
     Net increase (decrease) in net assets
       resulting from operations                       196,185      (1,757,537)

Distributions to shareholders from:
     Net investment income                                   -               -
     Realized gains                                          -               -
                                                  --------------     ----------
     Total distributions                                     -               -

Capital share transactions (note 5)                    (37,242)     (1,104,932)
                                                  --------------     ----------
Total decrease                                         158,943      (2,862,469)

Net assets at beginning of year                      2,650,325        5,512,794
                                                  --------------    -----------
Net assets at end of year                          $ 2,809,268      $ 2,650,325
                                                  =============================






The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                         MH Elite Fund of Funds
                    Underlying Fund Diversification
                          June 30, 2009 (Unaudited)



               Investment Category of Underlying Funds
                     (as a % of Fund assets)

Large Cap Value               %     Large Cap Blend              %      Large Cap Growth         %
---------------------------------------------------------------------------------------------------
Amana Income	             6.1    Fairholme	                6.7	Amana Growth	        6.1
---------------------------------------------------------------------------------------------------
Mainstay ICAP Select 	     5.5    Janus Contrarian	        5.5	Primecap Odyssey Growth 5.6
Equity I
---------------------------------------------------------------------------------------------------
BB&T Equity Income I         5.4    American Funds Fundamental 	5.0	Marsico 21st Century	4.7
                               	    Inv F2
---------------------------------------------------------------------------------------------------
Wasatch First Source 	     5.4    Hartford Capital 	        4.6	Jordan Opportunity 	4.5
Income Equity                       Appreciation I
---------------------------------------------------------------------------------------------------
Blackrock Equity Dividend I  5.1    Fidelity Select Consumer    2.4
                                    Staples
-------------------------------------------------------------------
Dodge and Cox Stock	     4.7
----------------------------------
Columbia         	     4.3
Value and Restructuring Z
----------------------------------
Schneider Value	             4.1
----------------------------------




---------------------------------------------------------------------------------------------------
     Mid Cap Value         %        Mid Cap Blend               %       Mid Cap Growth           %
---------------------------------------------------------------------------------------------------
Artisan Mid Cap Value     5.0    Fidelity Leveraged Co Stk     3.8
---------------------------------------------------------------------------------------------------





                        Short-Term Securities and Other Assets - 5.5%



               Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

                                 Value     Blend   Growth
                                  36%       32%      32%

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                           Schedule of Investments
                          June 30, 2009 (Unaudited)


   Mutual Funds (94.5%)                    Shares        Value

     Fairholme	                           11,861   $   301,040
     Amana Growth 	                   15,589	274,839
     Amana Income	                   11,213	272,816
     Primecap Odyssey Growth 	           23,355	249,895
     Mainstay ICAP Select Equity I	    9,852	249,839
     Janus Contrarian	                   23,010	246,207
     BB&T Equity Income I	           23,476	243,913
     Wasatch First Source Income Equity    23,118	243,892
     BlackRock Equity Dividend I	   17,148	227,891
     American Funds Fundamental Inv F2	    8,397	226,714
     Artisan Mid Cap Value	           15,527	223,749
     Dodge & Cox Stock	                    2,738	211,174
     Marisco 21st Century	           21,942	211,079
     Hartford Capital Appreciation I	    8,447	209,221
     Jordon Opportunity	                   21,708	201,447
     Columbia Value and Restructuring Z	    5,882	194,755
     Schneider Value	                   17,978	183,019
     Fidelity Leveraged Co Stk 	            9,736	170,666
     Fidelity Select Consumer Staples	    2,099	109,803

                                                     ----------

     Total Mutual Funds (Cost $ 5,809,116)            4,251,959

   Short-Term Securities (5.2%)

     TD Ameritradee Money Market (Cost $ 232,887)       232,887
                                                   ------------
   Total Investments in Securities
       (Cost  $ 6,042,003)                            4,484,846

   Other Assets (0.3%)                                   15,977
                                                   ------------

   Net Assets - (100%)                             $  4,500,823
                                                   ============

The accompanying notes are an integral part of these financial statements.

                         MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                       Statement of Assets and Liabilities
                          June 30, 2009 (Unaudited)


Assets


Investments in securities at value (Cost $ 6,042,003)	$ 4,484,846
Cash     	                                             15,977
                                                        -----------
	Total Assets	                                  4,500,823
                                                        -----------
Liabilities

        Total Liabilities	                                  -
                                                        -----------

Net Assets	                                        $ 4,500,823
                                                        ===========

	Capital Stock, no par (issued and
           outstanding - 1,195,421)                    $  6,287,291
        Accumulated realized losses on investments         (229,311)
        Net unrealized depreciation on investments	 (1,557,157)
                                                        -----------

                Net Assets	                        $ 4,500,823
                                                        ===========

        Net asset value per share	                $      3.77
                                                        ===========










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                           Statement of Operations
              For The Six Months Ended June 30, 2009 (Unaudited)

Investment income

     Dividend income from underlying funds            $     15,686
     Dividend income from money market funds                    80
                                                      ------------
           Total Investment Income                          15,766
                                                      ------------

Expenses
     Investment advisory fees (note 2)                      20,137
     Administrative service fees                             5,034
                                                      ------------
           Total Expenses                                   25,171
                                                      ------------

Net investment loss                                         (9,405)
                                                      ------------

Realized and unrealized gain/(loss) on investments

     Capital gain distributions from underlying funds            0
     Net realized loss from investments                    (38,308)
     Net change in unrealized appreciation
        on investments                                     388,449
                                                      ------------
     Net realized and unrealized gain on investments       350,141
                                                      ------------
Net increase in net assets resulting from operations  $    340,736
                                                      ============









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                     Statements of Changes in Net Assets
               For The Years Ended June 30, 2009 (Unaudited) and
                       For The Years December 31, 2008



                                                         2009           2008
                                                  ------------------------------
Increase (decrease) in net assets from operations
     Net investment loss                           $     (9,405)   $   21,167)
     Capital gain distributions from
       underlying funds                                       0        33,560
     Net realized loss on investments                   (38,308)     (224,563)
     Change in unrealized increase appreciation
       (depreciation) on investments                    388,449    (2,569,690)
                                                  -----------------------------
     Net increase (decrease) in net assets
       resulting from operations                        340,736    (2,781,860)

Distributions to shareholders from:
     Net investment income                                    -       (16,198)
     Realized gains                                           -             -
                                                  ----------------------------
     Total distributions                                      -       (16,198)

Capital share transactions (note 5)                     (35,132)       169,245
                                                  -----------------------------
Net increase (decrease)                                 305,604     (2,628,813)

Net assets at beginning of year                       4,195,219      6,824,032
                                                  -----------------------------
Net assets at end of year                           $ 4,500,823    $ 4,195,219
                                                  =============================







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                        Underlying Fund Diversification
                           June 30, 2009 (Unaudited)


                   Investment Category of Underlying Funds
                           (as a % of Fund assets)

Long - Short                 %    Latin America/                %    Precious Metals              %
                                  Emerging Markets
----------------------------------------------------------------------------------------------------
TFS Market Neutral          6.4	 T. Rowe Price Latin America   4.6   USAA Precious Metals        2.9
                                                                     and Minerals
----------------------------------------------------------------------------------------------------
Diamond Hill Long-Short I   5.0	 Lazard Emerging Markets       3.7
                                 Equity I
-------------------------------------------------------------------
Direxion Commodity Trends   1.7  BLDRS Emerging Markets 50     3.4
Strategy                         ADR Index
-------------------------------------------------------------------
                                 Metzler/Payden European       3.4
                                 Emerging Markets
                                 ----------------------------------


------------------------------------------------------------------------------------------------------
Natural Resources            %   Real Estate                    %    Health Care                    %
------------------------------------------------------------------------------------------------------
Vanguard Energy             1.7  CGM Realty	               1.9   T. Rowe Price Health Sciences 3.3
------------------------------------------------------------------------------------------------------
                                 		                     Blackrock Health Sciences     3.0
                                                                     Opportunities A
                                                                   -----------------------------------


------------------------------------------------------------------------------------------------------
World Allocation             %         Moderate Allocation       %   Conservative Allocation        %
------------------------------------------------------------------------------------------------------
Ivy Asset Strategy Y	    5.4	 Oakmark Equity & Income 1	3.3  Permanent Portfolio	   5.9

------------------------------------------------------------------------------------------------------
Blackrock Global            3.5
Allocation I
--------------------------------


------------------------------------------------------------------------------------------------------
Foreign Develop Markets      %   World Stock                     %   Miscellaneous                  %
------------------------------------------------------------------------------------------------------
Allianz NFJ International   3.1	 Wintergreen	                3.1  MFS Utilities A	           2.6
Value I
------------------------------------------------------------------------------------------------------
Janus Overseas              2.9	 Mutual Series Discovery Z	2.8  T. Rowe Price Media and       2.0
                                                                     Telecommunications
------------------------------------------------------------------------------------------------------
Artio International 	    2.8			                     CGM Focus	                   1.5
Equity II I                                                         ----------------------------------
-------------------------------
Blackrock International     2.8
Opportunities I
-------------------------------
Thomas White International  2.8
-------------------------------
Harbor Intl Inv             2.7
-------------------------------

                        Short-Term Securities and Other Assets - 11.7%

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds

                           Schedule of Investments
                          June 30, 2009 (Unaudited)


   Mutual Funds (84.9%)                         Shares     Value

     TFS Market Neutral	                        14,001	$ 199,931
     Permanent Portfolio 	                 5,495	  185,803
     IVY Assets Strategy Y 	                 8,720	  167,592
     Diamond Hill Long-Short I	                10,965	  156,689
     T. Rowe Price Latin America 	         4,310	  144,595
     Lazard Emerging Markets Equity I	         8,101	  115,605
     Blackrock Global Allocation I	         6,954	  111,057
     Metzler/Payden European Emerging Markets 	 6,209	  106,114
     Oakmark Equity & Income 1	                 4,666	  104,340
     T. Rowe Price Health Sciences	         4,765	  103,634
     Wintergreen 	                        10,038	   96,963
     Allianz NFJ International Value I	         6,241	   95,617
     Blackrock Health Sciences Opportunities A	 4,142	   95,442
     Janus Overseas	                         2,705	   91,869
     USAA Precious Metals and Minerals	         3,545	   90,834
     Thomas White International 	         7,088	   89,101
     Blackrock International Opportunities I	 3,308	   88,389
     Mutual Series Discovery Z	                 3,563	   86,534
     Artio International Equity II I	         8,532	   86,344
     Harbor International I	                 1,940	   83,766
     MFS Utilities A	                         6,527	   82,899
     T. Rowe Price Media and Telecommunications	 2,024	   62,510
     CGM Realty 	                         4,055	   60,661
     Vanguard Energy 	                         1,096	   55,471
     Direxion Commodity Trends Strategy	         1,819	   53,292
     CGM Focus	                                 1,855	   46,845
                                                       ----------

     Total Mutual Funds (Cost $ 3,149,007)		2,661,897
                                                       ----------

   Exchange Traded Funds (3.4%)

     BLDRS Emerging Markets 50 ADR Index	 3,100	  107,167
                                                       ----------
     Total Exchange Traded Funds (Cost $ 143,740)         107,167

     Total Mutual Funds and Exchange Traded Fund        2,769,064
        (Cost $ 3,292,747)

   Short-Term Securities (9.9%)

     TD Ameritrade Money Market (Cost $ 308,908)          308,908
                                                       ----------
   Total Investments in Securities
       (Cost  $ 3,601,655)                              3,077,972

   Other Assets (1.8)                                      57,517
                                                       ----------

   Net Assets - (100%)                                $ 3,135,489
                                                      ===========

The accompanying notes are an integral part of these financial statements.

                         MH Elite Portfolio of Funds, Inc.

                         MH Elite Select Portfolio of Funds
                       Statement of Assets and Liabilities
                            June 30, 2009 (Unaudited)


Assets


Investments in securities at value (Cost $ 3,601,655)	$ 3,077,972
Cash	                                                     57,517
                                                        -----------
	Total Assets	                                  3,135,489
                                                        -----------
Liabilities

        Total Liabilities	                                  -
                                                        -----------

Net Assets	                                        $ 3,135,489
                                                        ===========

	Capital Stock, no par (issued and
           outstanding - 815,775)                      $  4,141,111
        Accumulated realized losses on investments	   (481,939)
        Net unrealized depreciation on investments	   (523,683)
                                                        -----------
                Net Assets	                        $ 3,135,489
                                                        ===========

        Net asset value per share	                $      3.84
                                                        ===========










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                           Statement of Operations
              For The Six Months Ended June 30, 2009 (Unaudited)


Investment income

     Dividend income from underlying funds           $       4,548
     Dividend income from money market funds	                82
                                                      ------------
           Total Investment Income                           4,630
                                                      ------------

Expenses
     Investment advisory fees (note 2)                      24,620
     Administrative service fees                             3,517
                                                      ------------
           Total Expenses                                   28,137
                                                      ------------

Net investment loss                                        (23,507)
                                                      ------------

Realized and unrealized gain (loss) on investments

     Capital gain distributions from underlying funds            0
     Net realized loss from investments                    (51,072)
     Net change in unrealized appreciation
        on investments                                     342,639
                                                      ------------
     Net realized and unrealized gain on investments       291,567
                                                      ------------
Net increase in net assets resulting from operations  $    268,060
                                                      ============









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds

                     Statements of Changes in Net Assets
              For The Six Months Ended June 30, 2009 (Unaudited) and
                     For The Year Ended December 31, 2008



                                                           2009          2008
                                                  -----------------------------
Increase (decrease) in net assets from operations
     Net investment loss                             $   (23,507)    $ (24,145)
     Capital gain distributions from
       underlying funds                                        0        71,001
     Net realized loss on investments                    (51,072)     (348,282)
     Change in unrealized appreciation
       (depreciation) on investments                     342,639    (1,177,869)
                                                  --------------   ------------
     Net increase (decrease) in net assets
       resulting from operations                         268,060    (1,479,295)

Distributions to shareholders from:
     Net investment income                                     -        (3,013)
     Realized gains                                            -             -
                                                  --------------    ----------
     Total distributions                                       -        (3,013)

Capital share transactions (note 5)                       45,607       483,463
                                                  --------------    ----------
Net increase (decrease)                                  313,667      (998,845)

Net assets at beginning of year                        2,821,822     3,820,667
                                                  --------------    ----------
Net assets at end of year                            $ 3,135,489   $ 2,821,822
                                                  ==============   ===========








The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			   June 30, 2009 (Unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds, Inc. is an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933. MH Elite Portfolio of Funds, Inc. was also organized as a corporation in New Jersey on October 20, 1997.
MH Elite Portfolio of Funds, Inc. offers three funds to investors;
MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and
MH Elite Select Portfolio of Funds (collectively, 'the Funds'). The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, and the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006. The Funds act as their own custodian.

The primary objective of the Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities and exchange traded funds (ETFs).

The following is a summary of the Funds' significant accounting policies:

Underlying Fund Valuation - Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes - The Funds intend to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of their net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders - Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Investment Income - Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Realized Gain and Loss - Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			   June 30, 2009 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Reclassifications: In accordance with SOP-93-2 each Fund recorded a permanent book tax difference in it's capital account of reclassifying net investment loss to paid-in-capital at June 30, 2009 (Unaudited). This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At June 30, 2009 (Unaudited) the reclassification for each Fund is as follows:

                      Small Cap Fund            - $14,592
                      Fund of Funds             - $ 9,405
                      Select Portfolio of Funds - $23,507



2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the 'Adviser') furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds. Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser. Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund's average daily net assets and are as follows:

	                              MH Elite Small Cap            MH Elite          MH Elite Select
	                                Fund of Funds	         Fund of Funds	     Portfolio of Funds
Management Fees                             1.00%	             1.00%	              1.75%
Distribution (and/or Service)
  (12b-1) Fees                              None	             None	              None
Other Expenses 	                            0.25%	             0.25%	              0.25%
Total Annual Fund Operating Expenses 	    1.25%	             1.25%	              2.00%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement. Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds. The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser. The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above. Generally, the operating expenses of the underlying funds range from 0.16% to 2.71% of average net assets.


For the period ended June 30, 2009 (Unaudited) the management fees for each Fund were:

        MH Elite Small Cap Fund of Funds       $ 12,388
        MH Elite Fund of Funds                 $ 20,137
        MH Elite Select Portfolio of Funds     $ 24,620

For the period ended June 30, 2009 (Unaudited) other expenses for each Fund were:

        MH Elite Small Cap Fund of Funds       $  3,097
        MH Elite Fund of Funds                 $  5,034
        MH Elite Select Portfolio of Funds     $  3,517

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			  June 30, 2009 (Unaudited)


3. PURCHASE AND SALE OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the period ended June 30, 2009 (Unaudited) aggregated for each Fund was:

	                                    Purchases	      Sales
                                         ---------------------------
MH Elite Small Cap Fund of Funds	 $     130,000	 $    53,596
MH Elite Fund of Funds	                 $     175,000	 $    39,951
MH Elite Select Portfolio of Funds	 $     155,000	 $   129,839

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes. At June 30, 2009 (Unaudited), on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	                                   Appreciation	     Depreciation
                                        -----------------------------------
MH Elite Small Cap Fund of Funds	$         67,788     $      985,368
MH Elite Fund of Funds	                $          9,803     $    1,566,960
MH Elite Select Portfolio of Funds	$         75,220     $      598,903


4.INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2008, the components of distributable earnings on a tax basis for each Fund are as follows:

	                              MH Elite Small Cap            MH Elite          MH Elite Select
	                                Fund of Funds	         Fund of Funds	     Portfolio of Funds

Undistributed ordinary income          $           -          $           -           $            -
Undistributed long-term capital gain   $           -          $           -           $            -
Unrealized depreciation                $  (1,149,751)         $  (1,945,606)          $     (866,322)

The tax character of distributions paid by the Funds during the years ended December 31, 2008 and 2007 are as follows:

	                                      MH Elite Small Cap           MH Elite               MH Elite Select
	                                         Fund of Funds	     Fund of Funds	        Portfolio of Funds
                                               2008         2007       2008         2007         2008         2007
Ordinary income                           $       -    $       -     $   3,577   $ 121,817    $        -   $        -
Long-term capital gain                    $       -    $ 636,408     $  12,621   $ 450,906    $        -   $        -
Dividends                                 $       -    $       -     $       -   $       -    $    3,013   $   15,001


                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			  June 30, 2009 (Unaudited)

5. CAPITAL SHARE TRANSACTIONS

As of June 30, 2009 (Unaudited), 1,000,000,000 shares of no par value capital stock were authorized. Transactions in capital stock for each Fund are as follows:




                                    MH Elite Small Cap Fund of Funds

                           For the six months ended       For the year ended
                           June 30, 2009 (Unaudited)	   December 31, 2008

                          Shares           Amount        Shares       Amount
                          ------           ------        ------       ------
Shares Sold                28,654       $   100,252     103,547   $    485,532
Shares issued in
  reinvestment of
    distributions               -                 -           -              -
                        ----------     ------------     -------     ----------
                           28,654           100,252     103,547        485,532


Shares redeemed           (40,719)         (137,494)   (284,176)    (1,590,464)
                         ---------     ------------    ---------   -----------

Net increase/(decrease)   (12,065)      $   (37,242)   (180,629)  $ (1,104,932)
                         =========     ============    =========   ============

                                         MH Elite Fund of Funds

                            For the six months ended       For the year ended
                           June 30, 2009 (Unaudited)	   December 31, 2008

                          Shares           Amount        Shares       Amount
                          ------           ------        ------       ------
Shares Sold                 8,019      $     24,722     123,775    $   558,095
Shares issued in
  reinvestment of
    distributions               -                 -       4,562         15,877
                        ---------      ------------     -------    -----------
                            8,019            24,722     128,337        573,972


Shares redeemed           (17,937)          (59,854)    (90,500)      (404,727)
                        ---------      ------------     --------   -----------

Net increase/(decrease)    (9,918)      $   (35,132)      37,837    $   169,245
                        =========      ============     =======    ===========

                                 MH Elite Select Portfolio of Funds
                            For the six months ended       For the year ended
                           June 30, 2009 (Unaudited)	   December 31, 2008

                           Shares         Amount         Shares       Amount
                         -------          ------         ------       ------
Shares Sold                21,774      $     72,418     227,480    $ 1,059,885
Shares issued in
reinvestment of
distributions                   -                 -         856          3,013
                         --------      ------------    ----------   ----------
                           21,774            72,418     228,336       1,062,89

Shares redeemed            (7,727)          (26,811)   (135,298)      (579,435)
                         --------      ------------    ---------    ----------

Net Increase               14,047       $    45,607      93,038    $   483,463
                         ========      ============    =========   ===========

                      MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			  June 30, 2009 (Unaudited)


6. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, 'Fair Value Measurements' ('FAS 157'). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which FAS 157 is initially applied.

The Fund determined the adaption of FAS 157 had no effect on its financial statements. All securities purchased by the Fund trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Fund securities on a daily basis. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2009 (Unaudited):

Valuation Inputs	                          MH Elite Small Cap      MH Elite        MH Elite Select
                                                     Fund of Funds      Fund of Funds	 Portfolio of Funds
Level 1 - Quoted prices 	                    $ 2,809,268	         $ 4,500,823	    $ 3,135,489
Level 2 - Other significant observable inputs 	              -	                   -	              -
Level 3 - Significant unobservable inputs                     -                    -                  -
Total 	                                            $ 2,809,268	         $ 4,500,823	    $ 3,135,489



7. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, 'Disclosures about Derivative Instruments and Hedging Activities' ('SFAS 161'). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures bout the Funds derivative and hedging activities, including how such activities are accounted for and their effect on the Funds financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds financial statements and related disclosures.

The Funds adopted Financial Accounting Standards Board Standard
No. 157-4 - Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are Not Orderly on June 15, 2009.

At adoption the Funds evaluated the level and activity for the assets and liabilities of the Funds to ascertain that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. Management of the Funds does not believe that any adjustments were necessary to the financial statements at adoption.

In May 2009, FASB issued the Statement of Financial Accounting Standards
No. 165, 'Subsequent Events' ('SFAS 165'). SFAS 165 is effective for fiscal years and interim periods ending after June 15, 2009. SFAS 165 requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date - that is, whether that date represents the date the financial statements were issued or were available to be issued. In accordance with the adoption of SFAS No. 165, and in preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through August 31, 2009, the date the financial statements were available to be issued.

                      MH Elite Portfolio of Funds, Inc.

                     MH Elite Small Cap Fund of Funds
                           Financial Highlights
       For a share of capital stock outstanding throughout the period


                        For the six
                          months
                       ending June                  For the years ended December 31,
                         30, 2009       2008         2007         2006        2005         2004
                      -------------------------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period      $   3.76     $  6.22      $  7.16     $  7.13     $  7.39      $  7.06
-----------------------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment
   Loss (a) (c)            (0.02)       (0.04)       (0.04)      (0.07)      (0.08)       (0.08

Net Realized and
 Unrealized Gain/(Loss)
  on Investments            0.31        (2.42)       (0.09)       1.00        0.53         1.19
                         --------     --------     --------   ---------     ------       ------
Total Income/(Loss)
 from Investment
  Operations                0.29        (2.46)       (0.13)       0.93        0.45         1.11
------------------------------------------------------------------------------------------------

Distributions to shareholders from:

Net investment income          -            -            -       (0.18)      (0.10)       (0.18)
Realized gains                 -            -        (0.81)      (0.72)      (0.61)       (0.60)
-----------------------------------------------------------------------------------------------


Net asset value,
end of period            $  4.05      $  3.76      $  6.22     $  7.16     $  7.13      $  7.39
-----------------------------------------------------------------------------------------------

Total Return (b)            7.71%     -39.55%       -1.88%      13.04%       6.09%       15.72%
-----------------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)         $ 2,809     $ 2,650     $ 5,513     $ 6,322     $ 5,549      $  5,185
                          =======     =======     =======     =======     ========     ========
Ratio of Expenses to
Average Net Assets (c)      1.22% (d)   1.22%       1.26%       1.24%       1.24%         1.23%

Ratio of Net Investment
Loss to Average
Net Assets (c)             -1.16% (d)  -0.79%      -0.53%      -0.91%      -1.06%        -1.16%

Portfolio turnover
rate (%)                    2.21%      40.40%      42.48%      33.22%      29.67%        33.60%
------------------------------------------------------------------------------------------------


   (a) Per share net investment income has been determined on the average number of shares outstanding during the period.
   (b) Total return assumes reinvestment of dividends.
   (c) Net investment income and expense ratios do not reflect the Fund of Funds' proportionate share of income and expense of the underlying funds.
   (d) annualized.




The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                           MH Elite Fund of Funds
                           Financial Highlights
       For a share of capital stock outstanding throughout the period


                                                                                     For the period
                       For the six                                                     January 13,
                          months                                                         2004 to
                        ending June      For the Years Ended December 31,               December 31,
                          30, 2009     2008         2007        2006         2005         2004 (a)
                       ----------------------------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period    $  3.48       $   5.84      $  5.99     $  5.62     $   5.41      $  5.00
---------------------------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment
   Loss(b) (e)            (0.01)       (0.02)        (0.04)      (0.02)       (0.03)       (0.03)

Net Realized and
Unrealized Gain/(loss)
on Investments             0.30        (2.33)         0.42        0.69         0.40         0.48
                        -------       -------      -------      -------     --------
Total Income/(Loss)
from Investment
Operations                 0.29        (2.35)         0.38        0.67         0.37         0.45
-------------------------------------------------------------------------------------------------

Distributions to shareholders from:

Net investment income         -        (0.01)        (0.11)      (0.03)       (0.03)           -
Realized gains                -            -         (0.42)      (0.27)       (0.13)       (0.04)
                         ------       -------       -------    -------      -------      --------

Net asset value,
end of period          $   3.77     $   3.48      $   5.84     $  5.99     $   5.62      $  5.41
-------------------------------------------------------------------------------------------------

Total Return (c)           8.33%      -40.41%         6.37%      11.92%        6.84%        9.00%
-------------------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)      $  4,501     $  4,195      $  6,824     $ 6,250      $ 5,026      $ 4,208
                       ========     ========      ========     =======      =======      =======
Ratio of Expenses to
Average Net Assets (e)    1.23% (d)     1.24%         1.25%       1.24%        1.25%        1.32% (d)

Ratio of Net Investment
loss to Average
Net Assets (e)           -0.46% (d)    -0.36%        -0.58%      -0.41%       -0.75%       -0.70% (d)

Portfolio turnover
rate(%)                    1.05%       26.85%        28.51%      31.55%       32.90%       11.50%
---------------------------------------------------------------------------------------------------



   (a) Commencement of operations began on January 13, 2004.
   (b) Per share net investment loss has been determined on the average number of shares outstanding during the period.
   (c) Total return assumes reinvestment of dividends.
   (d) Annualized.
   (e) Net investment income and expense ratios do not reflect the Fund of Funds' proportionate share of income and expense of the underlying funds.






The accompanying notes are an integral part of these financial statements.

                     MH Elite Portfolio of Funds, Inc.
                           MH Elite Select Portfolio of Funds
                            Financial Highlights
     For a share of capital stock outstanding throughout the period


                        For the six months                                     For the period
                          ending June         For Years Ending December 31,     April 6, 2006 to
                            30,2009             2008             2007        December 31, 2006 (a)
                      ----------------------------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period          $  3.52         $   5.39        $   4.84               $  5.00
--------------------------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment
Gain/(Loss)(b) (e)             (0.03)           (0.03)           0.01                  0.02

Net Realized and
Unrealized Gain/(Loss)
on Investments                  0.35            (1.83)           0.56                 (0.18)
                             -------           ------          ------                -------
Total Income/(Loss)
from Investment
Operations                      0.32            (1.86)           0.57                 (0.16)
----------------------------------------------------------------------------------------------------

Distributions to shareholders from:

Net investment income              -            (0.01)          (0.02)                    -
Realize gains                      -                -               -                     -
                             -------           -------        --------              --------


Net asset value,
end of period               $   3.84         $   3.52        $   5.39               $  4.84
--------------------------------------------------------------------------------------------------

Total Return (c)                9.09%          -34.69%          11.78%                -3.20%
--------------------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)            $ 3,135       $  2,822          $  3,821              $  4,181
                             =======        ========         ========              ========
Ratio of Expenses to
Average Net Assets (d) (e)      1.97% (d)       1.99%            1.97%                 1.95% (d)

Ratio of Net Investment
Income/(loss) to Average
Net Assets (d) (e)             -1.64% (d)      -0.68%            0.08%                -1.09% (d)

Portfolio turnover
rate(%)                         5.19%          35.90%           79.36%               120.49%
---------------------------------------------------------------------------------------------





    (a)	Commencement of operations began on April 6, 2006.
    (b)	Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.
    (c)	Total return assumes reinvestment of dividends.
    (d)	Annualized.
    (e)	Net investment income and expense ratios do not reflect the
        Fund of Funds' proportionate share of income and expense of the underlying funds.






The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                              ADDITIONAL INFORMATION
                               June 30, 2009 (Unaudited)

                            PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds, Inc. has adopted the policy of always voting in line with management recommendations. If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund. It is not our intent to change or alter the management or policies of the underlying funds. The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s). We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.


                         SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.
For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and
MH Elite Select Portfolio of Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The MH Elite Small Cap
Fund of Funds, MH Elite Fund of Funds, and MH Select Portfolio of Funds Forms N-Q will be available on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-318-7969.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On November 17, 2008, the non-interested Board of Directors of the Funds approved the continuation of the advisory agreement for an additional year with MH Investment Management Inc. Materials provided to and discussed with the Board contained information, including comparative fund information relating to performance, advisory fees and other expenses, with respect to numerous factors, including the following:

   - The background, education and experience of the Advisor's personnel
   - Investment strategies and decision making processes
   - The nature, extent and quality of the services to be provided by the investment adviser
   - Investment performance of the Funds
   - Compensation to the adviser and analysis of the adviser's profitability with respect to the Funds
   - Financial condition and stability of the adviser
   - Possible conflicts of interest between the adviser and the Funds
   - Overall fund expenses and expense ratios of the Funds

The Board considered the scope and quality of services provided by the Advisor. Services provided by the Advisor include all operations of the Funds including portfolio management, transfer and shareholder services. Only accounting, auditing and legal services are outsourced by the adviser. Based on the fees available and paid to the adviser, the Board concluded that management fees are fair and reasonable with respect to the quality of service provided and in light of other factors that the Board deemed relevant to the structure of the Funds. The Board, to factor in economies of scale as the Funds grow, will reexamine the current fee structure when the Funds' assets reach at least $35 million. Based on their review, the Board concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Funds.

The Board compared the performance of the Funds to benchmark indices over various periods of time and concluded the performance of the Funds warranted the continuation of the advisory agreement.

The Board was advised the Funds have no soft dollar arrangements with any third parties and transaction fees, when applicable in the buying and selling of underlying funds, are paid by the adviser.

                       MH Elite Portfolio of Funds, Inc.

                            ADDITIONAL INFORMATION
                          June 30, 2009 (Unaudited)

                                  EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds,
MH Elite Fund of Funds, and/or MH Elite Select Portfolio of Funds you incur two types of costs: (1) management fees and (2) other
Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009 (Unaudited).



                               ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled 'Expenses Paid During Period' to estimate the expenses you paid on your account during this period.

          HYPOTHETICAL EXAMPLE FOR COMPARISION PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds.
To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                             Expenses Paid During the
	                Beginning Account Value    Ending Account Value      Period January 1, 2009 to
                             January 1, 2009	 June 30, 2009 (Unaudited)  June 30, 2009 (Unaudited) (a)
Actual - MH Elite Small
Cap  Fund of Funds 	        $1,000	                $1,077	                 $ 6.44	(b)

Actual - MH Elite Fund
of Funds 	                $1,000	                $1,083	                 $ 6.46  (b)

Actual - MH Elite Select
Portfolio of Funds (b)	        $1,000	                $1,091	                 $10.37  (c)

Hypothetical with expense
ratio of 1.25% (5% return
before expenses)	        $1,000	                $1,025	                 $ 6.28

Hypothetical with expense
ratio of 2.0% (5% return
before expenses)	        $1,000	                $1,025	                 $10.04

  (a) The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table below. Generally, the operating expenses of the underlying funds range from 0.16% to 2.71% of average net assets.
  (b) Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period).
  (c) Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period).

                         Board of Directors Information
          MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds
                           June 30, 2009 (Unaudited)


The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors. Information pertaining to the Directors of the Funds is set forth below. The Statement of Additional Information includes additional information about the Funds' Directors, and is available without
charge, by calling 1-800-318-7969.   Each director may be contacted by writing
to the director c/o MH Elite Portfolio of Funds, Inc., 220 Russell Avenue, Rahway, NJ 07065.

All independent and interested directors serve on the Board of Directors of each Fund.

                                      DIRECTORS OF THE FUNDS

                                                                                  Number of
                            Position(s)      Term of         Principal           Portfolios in        Other
                            Held with       Office and     Occupation(s)          Fund Complex     Directorships
Name,Address, and Age         Fund          length of      During Past 5          Overseen by        Held by
                                            Time Served       Years               Director           Director
Vincent Farinaro            Independent      One Year,  Retired                      3               None
565 Fallbrook Drive         Director         Since
Venice, FL 34292                             7-31-1998
80

Howard Samms                Independent      One Year,  Retire from Johnson and      3               None
4 Surrey Lane               Director         Since      Johnson Healthcare Systems,
Lambertville, NJ 08530                       7-31-1998  Director of Finance
63                          Chairman of the  Since
                            Board            1-1-2005


Jerome Stern                Independent      One Year,  Retired                      3               None
44 Dexter Drive North       Director         Since
Basking Ridge, NJ 07920                      8-6-1999
80

Tice Walker                 Independent      One Year,  Actuary                      3               None
52 Oak Avenue               Director         Since
Metuchen NJ 08840                            9-1-2003
40

Jeff Holcombe (a)           Interested       One Year,  Telcordia Technologies       3               None
8 Guildford Court           Director                    Director of Software
Annandale, NJ 08801                          Since      Development
53                          Vice-President   7-31-1998


Vincent Rettino(b)          Interested       One Year,  Teacher Union                3               None
235 Russell Avenue          Director                    NJ School District
Rahway, NJ 07065                             Since      MH Investment
33                                           10-31-08   Management
                                                        Research Assistant




(a) Mr. Holcombe is an 'interested person' (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b) Mr. Rettino is an 'interested person' (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund's Investment Advisor.

                                 Director Compensation

Each director, if any, who is not an 'interested director' as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees. Additionally, the Chairman of the Board is paid $125 annually per Fund. The Directors periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. Neither the interested Director nor any officer of the Funds receives any compensation from the Funds.

Item 2. Code of Ethics

Not applicable for filing of Semi-Annual Report to Shareholders.


Item 3. Audit Committe Financial Expert

Not applicable for filing of Semi-Annual Report to Shareholders.


Item 4. Principal Accountant Fees and Services

Not applicable for filing of Semi-Annual Report to Shareholders.


Item 5.  Audit Committee of Listed Registrants

  Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

  Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  (RESERVED)

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES. Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS. There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits


  The folowing exhibits are attached to this Form N-CSR:

     Exhibit 10(a) Not applicable for filing of Semi-Annual Report to Shareholders.


     Exhibit 10(b)(1) Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c)     Certification of Chief Executive Office and
                       Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.



                                   SIGNATURES


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 28th day of August, 2009.


                                       MH Elite Portfolio of Funds, Inc.

                                       /s/ Harvey Mersion
                                       --------------------------------
                                       Harvey Merson
                                       President
                                       (Principal Executive Officer)

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 28th day of August, 2009.


                                       /s/ Jeff Holcombe
                                       ---------------------------------
                                       Jeff Holcombe
                                       Vice President
                                       (Principal Financial Officer)